Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP) (Details) - Summary of Reconciliation of the Deferred Tax Asset/(Liability) Under UK GAAP to US GAAP - GBP (£)
	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) under UK GAAP	£ 2,146,091	£ 791,503	£ 791,503
Deferred tax asset/(liability) under US GAAP	(3,163,812)		(2,146,091)	£ (791,503)
In Accordance with United Kingdom GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) under UK GAAP	3,163,812	2,146,091	2,146,091	791,503
Deferred tax asset/(liability) under US GAAP			(3,163,812)	(2,146,091)
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) under UK GAAP	4,622,852	2,108,586	2,108,586
Deferred tax asset/(liability) under US GAAP	(15,783,454)		(4,622,852)	(2,108,586)
The Effect of Conversion to US GAAP [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Impact of a transaction in the subsequent events window on UK deferred tax assets(5)	(12,827,094)	£ 2,417,831	2,417,831	(2,417,831)
Recognition of deferred taxes in respect of non tax adjustments	(6,120,172)		(6,768,943)	(5,317,920)
Total adjustment to deferred tax asset/(liability)	£ (18,947,266)		£ (6,768,943)	£ (2,900,089)